Schedule I - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Income Statements, Captions [Line Items]
Selling expenses	$ (24,186)	$ (21,445)	$ (15,673)
General and administrative expenses	(13,211)	(11,645)	(9,806)
Operating income (loss)	26,661	24,556	16,023
Interest income	3,513	2,964	1,415
Interest expense	(464)	(291)
Exchange gain	737	232	(77)
Net income	24,573	23,409	13,564
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of revenues	(143)		(56)
Selling expenses	(74)		(47)
General and administrative expenses	(2,540)	(1,378)	(1,556)
Operating income (loss)	(2,757)	(1,378)	(1,659)
Equity in income of subsidiaries and variable interest entities	26,910	24,627	15,215
Interest income	31	160	8
Interest expense	(178)
Exchange gain	567
Net income	$ 24,573	$ 23,409	$ 13,564